UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks began 2017 on an upward trend, initially supported by hopes of additional fiscal stimulus, particularly after the election of Donald Trump as U.S. President. Through 2017, expectations of fiscal easing faded but the improvement in the global economic and earnings backdrop in recent quarters continued to support equity markets. More recently, further support was provided by the signing of the long awaited U.S. tax bill where the reduction of the corporate tax rate to 21% took effect from the 1st of January.
Global economic data continued to go from strength to strength in recent quarters suggesting global growth in 2017 of approximately 3.5%. With an expected recovery in global earnings on the back of this improving growth backdrop and an earnings rebound in sectors such as energy, commodities and financials as sector specific fundamentals improve, global equities generated positive returns of 20.4% in 2017. Further support was provided by equity valuations being relatively attractive compared to bonds and cash.
The Great-West S&P 500® Index Fund (Institutional Class shares) returned 21.61% net of fees in 2017 compared to 21.83% for its benchmark index. During the year, the S&P 500® Value Index rose 15.36% while the S&P 500® Growth Index rose 27.44%. Value stocks outperformed during 2017 as a “reflation” trade became evident that was fueled by an increasingly positive economic backdrop, rising growth and inflation expectations. Cyclical and financial related stocks outperformed on the back of the improving economic outlook throughout the year and the rising yield environment in the second half of the year while defensive stocks underperformed.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	21.61%	N/A	11.83%
Investor Class	21.18%	15.10%	7.85%
Class L	20.89%	14.82%	13.49%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2017
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	21.59%
Financial	18.76
Technology	15.09
Communications	13.42
Industrial	10.04
Consumer, Cyclical	8.81
Energy	6.02
Utilities	2.91
Basic Materials	2.43
Diversified	0.04
Short Term Investments	0.89
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,112.80	$1.07
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
Investor Class
Actual	$1,000.00	$1,111.60	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.75
Class L
Actual	$1,000.00	$1,110.40	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.20% for the Institutional Class, 0.54% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.44%
35	AdvanSix Inc(a)	$ 1,472
30,270	Air Products & Chemicals Inc	4,966,702
15,437	Albemarle Corp	1,974,238
34,057	CF Industries Holdings Inc	1,448,785
331,980	DowDuPont Inc	23,643,616
20,188	Eastman Chemical Co	1,870,216
18,772	FMC Corp	1,776,958
194,853	Freeport-McMoRan Inc(a)	3,694,413
11,370	International Flavors & Fragrances Inc	1,735,176
58,977	International Paper Co	3,417,127
45,967	LyondellBasell Industries NV Class A	5,071,079
62,630	Monsanto Co	7,313,931
51,541	Mosaic Co	1,322,542
76,789	Newmont Mining Corp	2,881,123
45,106	Nucor Corp	2,867,840
36,492	PPG Industries Inc	4,262,995
40,948	Praxair Inc	6,333,837
11,779	Sherwin-Williams Co	4,829,861
		79,411,911
Communications — 13.50%
42,378	Alphabet Inc Class A(a)	44,640,985
42,948	Alphabet Inc Class C(a)	44,940,787
56,904	Amazon.com Inc(a)	66,547,521
872,011	AT&T Inc	33,903,788
51,646	CBS Corp Class B	3,047,114
133,173	CenturyLink Inc	2,221,326
27,382	Charter Communications Inc Class A(a)	9,199,257
701,027	Cisco Systems Inc	26,849,334
661,503	Comcast Corp Class A	26,493,195
21,810	Discovery Communications Inc Class A(a)(b)	488,108
30,483	Discovery Communications Inc Class C(a)	645,325
33,310	DISH Network Corp Class A(a)	1,590,552
136,656	eBay Inc(a)	5,157,397
17,755	Expedia Inc	2,126,516
9,167	F5 Networks Inc(a)	1,202,894
339,071	Facebook Inc Class A(a)	59,832,469
56,791	Interpublic Group of Cos Inc	1,144,907
52,349	Juniper Networks Inc	1,491,946
23,370	Motorola Solutions Inc	2,111,246
60,944	Netflix Inc(a)	11,698,810
56,166	News Corp Class A	910,451
13,531	News Corp Class B	224,615
32,935	Omnicom Group Inc	2,398,656
6,890	Priceline Group Inc(a)	11,973,029
13,380	Scripps Networks Interactive Inc Class A	1,142,384
86,385	Symantec Corp	2,423,963
111,535	Time Warner Inc	10,202,106
14,126	TripAdvisor Inc(a)(b)	486,782
149,781	Twenty-First Century Fox Inc Class A	5,171,938
Shares		Fair Value
Communications — (continued)
63,825	Twenty-First Century Fox Inc Class B	$ 2,177,709
12,006	VeriSign Inc(a)(b)	1,373,967
581,343	Verizon Communications Inc	30,770,485
50,268	Viacom Inc Class B	1,548,757
213,908	Walt Disney Co	22,997,249
		439,135,568
Consumer, Cyclical — 8.86%
10,583	Advance Auto Parts Inc	1,055,019
17,595	Alaska Air Group Inc	1,293,408
59,590	American Airlines Group Inc	3,100,468
3,949	AutoZone Inc(a)	2,809,200
35,365	Best Buy Co Inc	2,421,442
29,299	BorgWarner Inc	1,496,886
25,858	CarMax Inc(a)	1,658,274
57,468	Carnival Corp	3,814,151
3,646	Chipotle Mexican Grill Inc(a)(b)	1,053,803
61,975	Costco Wholesale Corp	11,534,787
143,531	CVS Health Corp	10,405,998
18,273	Darden Restaurants Inc	1,754,573
37,807	Delphi Automotive PLC	3,207,168
94,603	Delta Air Lines Inc	5,297,768
36,961	Dollar General Corp	3,437,743
34,112	Dollar Tree Inc(a)	3,660,559
48,664	DR Horton Inc	2,485,270
40,288	Fastenal Co	2,203,351
14,890	Foot Locker Inc	698,043
556,980	Ford Motor Co	6,956,680
30,318	Gap Inc	1,032,631
179,993	General Motors Co	7,377,913
20,958	Genuine Parts Co	1,991,220
36,817	Goodyear Tire & Rubber Co	1,189,557
53,324	Hanesbrands Inc(b)	1,115,005
24,953	Harley-Davidson Inc	1,269,609
16,082	Hasbro Inc	1,461,693
28,239	Hilton Worldwide Holdings Inc	2,255,167
165,713	Home Depot Inc	31,407,585
24,478	Kohl's Corp	1,327,442
35,280	L Brands Inc	2,124,562
19,676	Leggett & Platt Inc	939,135
29,529	Lennar Corp Class A	1,867,414
45,215	LKQ Corp(a)	1,838,894
118,788	Lowe's Cos Inc	11,040,157
45,380	Macy's Inc	1,143,122
43,154	Marriott International Inc Class A	5,857,292
50,190	Mattel Inc(b)	771,922
112,614	McDonald's Corp	19,383,122
70,731	MGM Resorts International	2,361,708
22,489	Michael Kors Holdings Ltd(a)	1,415,683
8,952	Mohawk Industries Inc(a)	2,469,857
71,224	Newell Brands Inc	2,200,822
185,951	NIKE Inc Class B	11,631,235
15,734	Nordstrom Inc(b)	745,477
23,000	Norwegian Cruise Line Holdings Ltd(a)	1,224,750

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Consumer, Cyclical — (continued)
11,791	O'Reilly Automotive Inc(a)	$ 2,836,207
50,313	PACCAR Inc	3,576,248
38,308	PulteGroup Inc	1,273,741
11,420	PVH Corp	1,566,938
7,869	Ralph Lauren Corp(b)	815,937
55,310	Ross Stores Inc	4,438,627
25,005	Royal Caribbean Cruises Ltd	2,982,596
8,787	Signet Jewelers Ltd(b)	496,905
78,028	Southwest Airlines Co	5,106,933
201,297	Starbucks Corp	11,560,487
39,881	Tapestry Inc	1,763,937
78,096	Target Corp	5,095,764
14,838	Tiffany & Co	1,542,410
90,867	TJX Cos Inc	6,947,691
18,610	Tractor Supply Co	1,391,097
8,302	Ulta Salon Cosmetics & Fragrance Inc(a)	1,856,825
27,387	Under Armour Inc Class A(a)(b)	395,194
26,045	Under Armour Inc Class C(a)(b)	346,919
34,980	United Continental Holdings Inc(a)	2,357,652
46,907	VF Corp	3,471,118
122,741	Walgreens Boots Alliance Inc	8,913,451
207,618	Wal-Mart Stores Inc	20,502,277
10,606	Whirlpool Corp	1,788,596
7,788	WW Grainger Inc	1,839,915
14,433	Wyndham Worldwide Corp	1,672,352
11,390	Wynn Resorts Ltd	1,920,240
48,504	Yum! Brands Inc	3,958,411
		288,206,033
Consumer, Non-Cyclical — 21.71%
245,802	Abbott Laboratories	14,027,920
225,441	AbbVie Inc	21,802,399
46,106	Aetna Inc	8,317,061
31,548	Alexion Pharmaceuticals Inc(a)	3,772,825
10,483	Align Technology Inc(a)	2,329,218
47,112	Allergan PLC	7,706,581
271,018	Altria Group Inc	19,353,395
23,809	AmerisourceBergen Corp	2,186,142
103,041	Amgen Inc	17,918,830
36,443	Anthem Inc	8,200,040
80,263	Archer-Daniels-Midland Co	3,216,941
63,908	Automatic Data Processing Inc	7,489,379
12,468	Avery Dennison Corp	1,432,075
71,049	Baxter International Inc	4,592,607
37,786	Becton Dickinson & Co	8,088,364
29,877	Biogen Inc(a)	9,517,916
195,505	Boston Scientific Corp(a)	4,846,569
231,593	Bristol-Myers Squibb Co	14,192,019
28,458	Brown-Forman Corp Class B	1,954,211
27,657	Campbell Soup Co(b)	1,330,578
44,500	Cardinal Health Inc	2,726,515
112,170	Celgene Corp(a)	11,706,061
24,613	Centene Corp(a)	2,482,960
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
36,488	Church & Dwight Co Inc	$ 1,830,603
34,890	Cigna Corp	7,085,810
12,200	Cintas Corp	1,901,126
18,372	Clorox Co	2,732,651
543,482	Coca-Cola Co	24,934,954
125,704	Colgate-Palmolive Co	9,484,367
59,621	ConAgra Foods Inc	2,245,923
24,384	Constellation Brands Inc Class A	5,573,451
7,100	Cooper Cos Inc	1,546,948
70,246	Coty Inc Class A	1,397,193
87,529	Danaher Corp	8,124,442
22,566	DaVita HealthCare Partners Inc(a)	1,630,394
33,092	Dentsply Sirona Inc	2,178,446
25,664	Dr Pepper Snapple Group Inc	2,490,948
37,267	Ecolab Inc	5,000,486
30,575	Edwards Lifesciences Corp(a)	3,446,108
136,461	Eli Lilly & Co	11,525,496
16,354	Envision Healthcare Corp(a)	565,194
17,564	Equifax Inc	2,071,147
31,284	Estee Lauder Cos Inc Class A	3,980,576
80,133	Express Scripts Holding Co(a)	5,981,127
13,115	Gartner Inc(a)	1,615,112
80,276	General Mills Inc	4,759,564
184,807	Gilead Sciences Inc	13,239,574
21,196	Global Payments Inc	2,124,687
30,715	H&R Block Inc	805,347
39,592	HCA Holdings Inc(a)	3,477,761
23,212	Henry Schein Inc(a)	1,622,055
19,926	Hershey Co	2,261,800
37,851	Hologic Inc(a)	1,618,130
39,963	Hormel Foods Corp(b)	1,454,254
20,502	Humana Inc	5,085,931
12,353	IDEXX Laboratories Inc(a)	1,931,762
52,792	IHS Markit Ltd(a)	2,383,559
20,590	Illumina Inc(a)	4,498,709
24,540	Incyte Corp(a)	2,324,183
15,684	Intuitive Surgical Inc(a)	5,723,719
20,527	IQVIA Holdings Inc(a)	2,009,593
15,808	JM Smucker Co	1,963,986
381,654	Johnson & Johnson	53,324,697
36,113	Kellogg Co	2,454,962
50,489	Kimberly-Clark Corp	6,092,003
85,246	Kraft Foods Group Inc	6,628,729
127,580	Kroger Co	3,502,071
14,379	Laboratory Corp of America Holdings(a)	2,293,594
16,958	McCormick & Co Inc(b)	1,728,190
29,804	McKesson Corp	4,647,934
192,157	Medtronic PLC	15,516,678
387,660	Merck & Co Inc	21,813,628
26,134	Molson Coors Brewing Co Class B	2,144,817
211,628	Mondelez International Inc Class A	9,057,678
58,076	Monster Beverage Corp(a)	3,675,630

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,887	Moody's Corp	$ 3,378,350
77,936	Mylan NV(a)	3,297,472
48,474	Nielsen Holdings PLC	1,764,454
12,864	Patterson Cos Inc(b)	464,776
160,255	PayPal Holdings Inc(a)	11,797,973
202,158	PepsiCo Inc	24,242,787
19,274	Perrigo Co PLC	1,679,922
847,078	Pfizer Inc	30,681,165
219,789	Philip Morris International Inc	23,220,708
361,532	Procter & Gamble Co	33,217,560
20,442	Quanta Services Inc(a)	799,487
20,127	Quest Diagnostics Inc	1,982,308
11,104	Regeneron Pharmaceuticals Inc(a)	4,174,660
20,728	ResMed Inc	1,755,454
17,967	Robert Half International Inc	997,887
36,170	S&P Global Inc	6,127,198
45,951	Stryker Corp	7,115,053
69,165	Sysco Corp	4,200,391
56,760	Thermo Fisher Scientific Inc	10,777,589
24,365	Total System Services Inc	1,927,028
41,619	Tyson Foods Inc Class A	3,374,052
11,829	United Rentals Inc(a)	2,033,523
137,110	UnitedHealth Group Inc	30,227,271
12,360	Universal Health Services Inc Class B	1,401,006
13,377	Varian Medical Systems Inc(a)	1,486,854
22,353	Verisk Analytics Inc(a)	2,145,888
36,251	Vertex Pharmaceuticals Inc(a)	5,432,575
68,397	Western Union Co	1,300,227
29,064	Zimmer Biomet Holdings Inc	3,507,153
69,739	Zoetis Inc	5,023,998
		706,233,102
Diversified — 0.04%
45,248	Leucadia National Corp	1,198,620
Energy — 6.05%
76,508	Anadarko Petroleum Corp	4,103,889
20,978	Andeavor Corp	2,398,625
53,506	Apache Corp	2,259,023
60,903	Baker Hughes	1,926,971
64,402	Cabot Oil & Gas Corp	1,841,897
131,966	Chesapeake Energy Corp(a)(b)	522,585
269,197	Chevron Corp	33,700,773
13,878	Cimarex Energy Co	1,693,255
21,620	Concho Resources Inc(a)	3,247,756
168,554	ConocoPhillips	9,251,929
73,778	Devon Energy Corp	3,054,409
82,629	EOG Resources Inc	8,916,495
34,541	EQT Corp	1,966,074
601,353	Exxon Mobil Corp	50,297,165
125,144	Halliburton Co	6,115,787
15,522	Helmerich & Payne Inc(b)	1,003,342
39,053	Hess Corp	1,853,846
Shares		Fair Value
Energy — (continued)
274,338	Kinder Morgan Inc	$ 4,957,288
117,513	Marathon Oil Corp	1,989,495
68,172	Marathon Petroleum Corp	4,497,989
55,567	National Oilwell Varco Inc	2,001,523
28,618	Newfield Exploration Co(a)	902,326
70,708	Noble Energy Inc	2,060,431
109,213	Occidental Petroleum Corp	8,044,630
54,178	ONEOK Inc	2,895,814
61,242	Phillips 66	6,194,628
23,891	Pioneer Natural Resources Co	4,129,559
32,815	Range Resources Corp	559,824
194,802	Schlumberger Ltd	13,127,706
63,826	TechnipFMC PLC	1,998,392
63,365	Valero Energy Corp	5,823,877
119,937	Williams Cos Inc	3,656,879
		196,994,182
Financial — 18.87%
7,835	Affiliated Managers Group Inc	1,608,134
56,530	Aflac Inc	4,962,203
13,606	Alexandria Real Estate Equities Inc REIT	1,776,808
7,015	Alliance Data Systems Corp	1,778,162
51,690	Allstate Corp	5,412,460
101,926	American Express Co	10,122,271
127,188	American International Group Inc	7,577,861
60,570	American Tower Corp REIT	8,641,522
20,941	Ameriprise Financial Inc	3,548,871
35,162	Aon PLC	4,711,708
23,480	Apartment Investment & Management Co REIT Class A	1,026,311
25,315	Arthur J Gallagher & Co	1,601,933
8,055	Assurant Inc	812,266
19,781	AvalonBay Communities Inc REIT	3,529,128
1,377,840	Bank of America Corp	40,673,837
145,247	Bank of New York Mellon Corp	7,823,003
111,846	BB&T Corp	5,560,983
273,530	Berkshire Hathaway Inc Class B(a)	54,219,117
17,474	BlackRock Inc	8,976,569
22,092	Boston Properties Inc REIT	2,872,623
14,356	Brighthouse Financial Inc(a)	841,836
69,510	Capital One Financial Corp	6,921,806
16,389	CBOE Holdings Inc	2,041,906
42,567	CBRE Group Inc Class A(a)	1,843,577
170,601	Charles Schwab Corp	8,763,773
65,662	Chubb Ltd	9,595,188
21,979	Cincinnati Financial Corp	1,647,766
374,649	Citigroup Inc	27,877,632
70,228	Citizens Financial Group Inc	2,948,172
48,500	CME Group Inc	7,083,425
24,625	Comerica Inc	2,137,696

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Financial — (continued)
57,857	Crown Castle International Corp REIT	$ 6,422,706
28,736	Digital Realty Trust Inc REIT	3,273,030
51,365	Discover Financial Services	3,950,996
51,953	Duke Realty Corp REIT	1,413,641
38,157	E*TRADE Financial Corp(a)	1,891,443
11,057	Equinix Inc REIT	5,011,254
52,421	Equity Residential REIT	3,342,887
9,574	Essex Property Trust Inc REIT	2,310,876
5,638	Everest Re Group Ltd	1,247,464
18,453	Extra Space Storage Inc REIT	1,613,715
10,435	Federal Realty Investment Trust REIT	1,385,872
99,763	Fifth Third Bancorp	3,026,809
47,819	Franklin Resources Inc	2,071,997
86,006	GGP Inc REIT	2,011,680
49,737	Goldman Sachs Group Inc	12,670,998
51,394	Hartford Financial Services Group Inc	2,892,454
62,843	HCP Inc REIT	1,638,945
104,993	Host Hotels & Resorts Inc REIT	2,084,111
154,236	Huntington Bancshares Inc	2,245,676
82,708	Intercontinental Exchange Inc	5,835,877
59,281	Invesco Ltd	2,166,128
38,423	Iron Mountain Inc REIT	1,449,700
492,597	JPMorgan Chase & Co	52,678,323
151,007	KeyCorp	3,045,811
62,190	Kimco Realty Corp REIT	1,128,749
31,640	Lincoln National Corp	2,432,167
38,536	Loews Corp	1,927,956
21,759	M&T Bank Corp	3,720,571
15,824	Macerich Co REIT	1,039,320
73,083	Marsh & McLennan Cos Inc	5,948,225
132,701	MasterCard Inc Class A	20,085,623
149,262	MetLife Inc	7,546,687
16,505	Mid-America Apartment Communities Inc REIT	1,659,743
197,715	Morgan Stanley	10,374,106
16,999	NASDAQ OMX Group Inc	1,306,033
42,119	Navient Corp	561,025
30,495	Northern Trust Corp	3,046,146
47,443	People's United Financial Inc	887,184
67,541	PNC Financial Services Group Inc	9,745,491
38,224	Principal Financial Group Inc	2,697,085
83,629	Progressive Corp	4,709,985
74,494	Prologis Inc REIT	4,805,608
60,083	Prudential Financial Inc	6,908,343
21,371	Public Storage REIT	4,466,539
18,521	Raymond James Financial Inc	1,653,925
39,902	Realty Income Corp REIT	2,275,212
20,016	Regency Centers Corp REIT	1,384,707
162,320	Regions Financial Corp	2,804,890
16,291	SBA Communications Corp REIT(a)	2,661,298
Shares		Fair Value
Financial — (continued)
44,472	Simon Property Group Inc REIT	$ 7,637,621
13,796	SL Green Realty Corp REIT	1,392,430
53,145	State Street Corp	5,187,484
66,647	SunTrust Banks Inc	4,304,730
104,148	Synchrony Financial	4,021,154
33,997	T Rowe Price Group Inc	3,567,305
15,716	Torchmark Corp	1,425,598
38,747	Travelers Cos Inc	5,255,643
39,323	UDR Inc REIT	1,514,722
33,152	Unum Group	1,819,713
224,506	US Bancorp	12,029,032
50,380	Ventas Inc REIT	3,023,304
257,255	Visa Inc Class A	29,332,215
25,081	Vornado Realty Trust REIT	1,960,833
629,598	Wells Fargo & Co	38,197,711
52,769	Welltower Inc REIT	3,365,079
106,179	Weyerhaeuser Co REIT	3,743,872
18,616	Willis Towers Watson PLC	2,805,245
37,988	XL Group Ltd	1,335,658
27,934	Zions Bancorporation	1,419,885
		613,736,792
Industrial — 10.10%
84,562	3M Co	19,903,358
5,691	Acuity Brands Inc	1,001,616
45,377	Agilent Technologies Inc	3,038,898
14,019	Allegion PLC	1,115,352
32,536	AMETEK Inc	2,357,884
43,522	Amphenol Corp Class A	3,821,232
21,523	AO Smith Corp	1,318,929
56,402	Arconic Inc	1,536,954
50,256	Ball Corp	1,902,190
79,746	Boeing Co	23,517,893
84,385	Caterpillar Inc	13,297,388
19,660	CH Robinson Worldwide Inc	1,751,509
122,256	Corning Inc	3,910,969
126,128	CSX Corp	6,938,301
21,898	Cummins Inc	3,868,063
45,584	Deere & Co	7,134,352
22,596	Dover Corp	2,281,970
63,348	Eaton Corp PLC	5,005,125
91,904	Emerson Electric Co	6,404,790
26,335	Expeditors International of Washington Inc	1,703,611
35,181	FedEx Corp	8,779,067
20,078	FLIR Systems Inc	936,036
17,880	Flowserve Corp	753,284
20,170	Fluor Corp	1,041,781
44,368	Fortive Corp	3,210,025
21,153	Fortune Brands Home & Security Inc	1,447,711
14,729	Garmin Ltd	877,407
39,973	General Dynamics Corp	8,132,507
1,227,124	General Electric Co	21,413,314
16,843	Harris Corp	2,385,811
107,835	Honeywell International Inc	16,537,576
43,390	Illinois Tool Works Inc	7,239,621
34,665	Ingersoll-Rand PLC	3,091,771

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Industrial — (continued)
16,474	Jacobs Engineering Group Inc	$ 1,086,625
12,505	JB Hunt Transport Services Inc	1,437,825
132,243	Johnson Controls International PLC	5,039,781
14,525	Kansas City Southern	1,528,320
11,325	L3 Technologies Inc	2,240,651
35,212	Lockheed Martin Corp	11,304,813
8,991	Martin Marietta Materials Inc	1,987,371
44,206	Masco Corp	1,942,412
3,702	Mettler-Toledo International Inc(a)	2,293,463
41,205	Norfolk Southern Corp	5,970,604
25,068	Northrop Grumman Corp	7,693,620
13,763	Packaging Corp of America	1,659,130
19,219	Parker-Hannifin Corp	3,835,728
24,212	Pentair PLC	1,709,851
15,823	PerkinElmer Inc	1,156,978
40,736	Raytheon Co	7,652,258
32,190	Republic Services Inc	2,176,366
18,625	Rockwell Automation Inc	3,657,019
22,796	Rockwell Collins Inc	3,091,594
14,855	Roper Technologies Inc	3,847,445
22,676	Sealed Air Corp	1,117,927
7,760	Snap-on Inc	1,352,568
21,832	Stanley Black & Decker Inc	3,704,672
12,460	Stericycle Inc(a)	847,155
50,056	TE Connectivity Ltd	4,757,322
38,297	Textron Inc	2,167,227
7,093	TransDigm Group Inc(b)	1,947,880
111,317	Union Pacific Corp	14,927,610
97,196	United Parcel Service Inc Class B	11,580,903
104,971	United Technologies Corp	13,391,150
18,945	Vulcan Materials Co	2,431,970
57,543	Waste Management Inc	4,965,961
11,597	Waters Corp(a)	2,240,424
35,421	Westrock Co	2,238,961
26,428	Xylem Inc	1,802,390
		328,442,269
Technology — 15.17%
88,633	Accenture PLC Class A	13,568,826
107,910	Activision Blizzard Inc	6,832,861
69,905	Adobe Systems Inc(a)	12,250,152
111,739	Advanced Micro Devices Inc(a)(b)	1,148,677
25,394	Akamai Technologies Inc(a)	1,651,626
52,896	Analog Devices Inc	4,709,331
11,622	ANSYS Inc(a)	1,715,291
729,142	Apple Inc	123,392,701
152,689	Applied Materials Inc	7,805,462
30,854	Autodesk Inc(a)	3,234,425
57,690	Broadcom Ltd	14,820,561
45,916	CA Inc	1,528,085
40,721	Cadence Design Systems Inc(a)	1,702,952
45,778	Cerner Corp(a)	3,084,979
Shares		Fair Value
Technology — (continued)
20,918	Citrix Systems Inc(a)	$ 1,840,784
84,541	Cognizant Technology Solutions Corp Class A	6,004,102
23,757	CSRA Inc	710,809
41,115	DXC Technology Co	3,901,814
43,929	Electronic Arts Inc(a)	4,615,181
47,108	Fidelity National Information Services Inc	4,432,392
29,983	Fiserv Inc(a)	3,931,671
224,517	Hewlett Packard Enterprise Co	3,224,064
238,245	HP Inc	5,005,527
664,151	Intel Corp	30,657,210
122,855	International Business Machines Corp	18,848,414
34,489	Intuit Inc	5,441,674
22,498	KLA-Tencor Corp	2,363,865
22,997	Lam Research Corp	4,233,058
33,548	Microchip Technology Inc(b)	2,948,198
164,003	Micron Technology Inc(a)	6,743,803
1,095,938	Microsoft Corp	93,746,537
39,160	NetApp Inc	2,166,331
85,296	NVIDIA Corp	16,504,776
433,152	Oracle Corp	20,479,427
46,151	Paychex Inc	3,141,960
18,880	Qorvo Inc(a)(b)	1,257,408
209,027	QUALCOMM Inc	13,381,909
25,773	Red Hat Inc(a)	3,095,337
98,024	Salesforce.com Inc(a)	10,020,994
40,554	Seagate Technology PLC	1,696,779
26,701	Skyworks Solutions Inc	2,535,260
21,839	Synopsys Inc(a)	1,861,556
140,578	Texas Instruments Inc	14,681,966
42,539	Western Digital Corp	3,383,127
31,662	Xerox Corp	922,947
36,166	Xilinx Inc	2,438,312
		493,663,121
Utilities — 2.92%
97,500	AES Corp	1,055,925
33,579	Alliant Energy Corp	1,430,801
33,893	Ameren Corp	1,999,348
69,698	American Electric Power Co Inc	5,127,682
25,847	American Water Works Co Inc	2,364,742
61,125	CenterPoint Energy Inc	1,733,505
38,696	CMS Energy Corp	1,830,321
43,529	Consolidated Edison Inc	3,697,788
91,885	Dominion Resources Inc	7,448,198
25,215	DTE Energy Co	2,760,034
98,678	Duke Energy Corp	8,299,807
47,015	Edison International	2,973,229
25,078	Entergy Corp	2,041,098
44,554	Eversource Energy	2,814,922
136,526	Exelon Corp	5,380,490
62,222	FirstEnergy Corp	1,905,238
67,188	NextEra Energy Inc	10,494,094
47,546	NiSource Inc	1,220,506

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Utilities — (continued)
43,690	NRG Energy Inc	$ 1,244,291
71,526	PG&E Corp	3,206,511
15,856	Pinnacle West Capital Corp	1,350,614
96,737	PPL Corp	2,994,010
72,762	Public Service Enterprise Group Inc	3,747,243
21,085	SCANA Corp	838,761
36,164	Sempra Energy	3,866,655
140,538	Southern Co	6,758,472
45,000	WEC Energy Group Inc	2,989,350
72,805	Xcel Energy Inc	3,502,648
		95,076,283
TOTAL COMMON STOCK — 99.66% (Cost $1,811,291,249)		$3,242,097,881
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.43%
$14,000,000	Federal Farm Credit Banks Funding Corp 1.07%, 01/02/2018	13,998,775
Money Market Mutual Funds — 0.06%
673,000	BlackRock Liquidity Funds FedFund Institutional Shares(c), 1.17%(d)	673,000
677,000	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class(c), 1.19%(d)	677,000
657,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 1.20%(d)	657,000
		2,007,000
Repurchase Agreements — 0.41%
3,624,843	Undivided interest of 3.30% in a repurchase agreement (principal amount/value $110,065,222 with a maturity value of $110,082,466) with Citigroup Global Markets Inc, 1.41%, dated 12/31/17 to be repurchased at $3,624,843 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 4/1/18 - 8/20/67, with a value of $112,266,527.(c)	3,624,843
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,624,843	Undivided interest of 3.75% in a repurchase agreement (principal amount/value $96,861,869 with a maturity value of $96,876,936) with RBC Capital Markets Corp, 1.40%, dated 12/31/17 to be repurchased at $3,624,843 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.88% - 8.88%, 2/15/19 - 12/20/47, with a value of $98,799,106.(c)	$ 3,624,843
3,624,843	Undivided interest of 4.74% in a repurchase agreement (principal amount/value $76,539,356 with a maturity value of $76,551,347) with TD Securities (USA) Inc, 1.41%, dated 12/31/17 to be repurchased at $3,624,843 on 1/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 2/29/24 - 2/15/44, with a value of $78,070,156.(c)	3,624,843
2,382,868	Undivided interest of 6.27% in a repurchase agreement (principal amount/value $38,074,609 with a maturity value of $38,080,362) with Scotia Capital (USA) Inc, 1.36%, dated 12/31/17 to be repurchased at $2,382,868 on 1/2/18 collateralized by U.S. Treasury securities, 0.13% - 3.63%, 1/31/19 - 9/9/49, with a value of $38,841,973.(c)	2,382,868
		13,257,397
SHORT TERM INVESTMENTS — 0.90% (Cost $29,263,172)		$ 29,263,172
TOTAL INVESTMENTS — 100.56% (Cost $1,840,554,421)		$3,271,361,053
OTHER ASSETS & LIABILITIES, NET — (0.56)%		$ (18,347,522)
TOTAL NET ASSETS — 100.00%		$3,253,013,531

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2017
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2017.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2017.
REIT	Real Estate Investment Trust
At December 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	141	18,865,800	March 2018	$(34,406)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $14,888,196 of securities on loan)(a)	$3,258,103,656
Repurchase agreements, fair value(b)	13,257,397
Cash	1,307,192
Margin deposits	634,500
Dividends receivable	3,461,660
Subscriptions receivable	4,203,355
Receivable for investments sold	5,145,001
Variation margin on futures contracts	702,412
Total Assets	3,286,815,173
LIABILITIES:
Payable for director fees	3,906
Payable for distribution fees	65,307
Payable for investments purchased	2,799,901
Payable for other accrued fees	69,550
Payable for shareholder services fees	613,405
Payable to investment adviser	431,982
Payable upon return of securities loaned	15,264,397
Redemptions payable	14,553,194
Total Liabilities	33,801,642
NET ASSETS	$3,253,013,531
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$20,234,870
Paid-in capital in excess of par	1,792,669,396
Net unrealized appreciation	1,430,772,226
Accumulated net realized gain	9,337,039
NET ASSETS	$3,253,013,531
NET ASSETS BY CLASS
Investor Class	$1,738,708,830
Class L	$320,349,177
Institutional Class	$1,193,955,524
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	70,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	77,413,676
Class L	18,083,597
Institutional Class	106,851,429
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$22.46
Class L	$17.71
Institutional Class	$11.17
(a) Cost of investments	$1,827,297,024
(b) Cost of repurchase agreements	$13,257,397
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$178,771
Income from securities lending	94,861
Dividends	58,877,289
Total Income	59,150,921
EXPENSES:
Management fees	5,623,646
Shareholder services fees – Investor Class	5,419,562
Shareholder services fees – Class L	945,692
Audit and tax fees	18,007
Custodian fees	11,321
Director's fees	10,708
Distribution fees – Class L	675,473
Legal fees	5,594
Pricing fees	1,188
Registration fees	81,386
Shareholder report fees	21,077
Transfer agent fees	7,619
Other fees	1,987
Total Expenses	12,823,260
NET INVESTMENT INCOME	46,327,661
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	94,749,064
Net realized gain on futures contracts	4,456,497
Net Realized Gain	99,205,561
Net change in unrealized appreciation on investments	422,729,189
Net change in unrealized appreciation on futures contracts	207,212
Net Change in Unrealized Appreciation	422,936,401
Net Realized and Unrealized Gain	522,141,962
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$568,469,623
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West S&P 500® Index Fund	2017	2016
OPERATIONS:
Net investment income	$46,327,661	$42,372,032
Net realized gain	99,205,561	61,129,966
Net change in unrealized appreciation	422,936,401	173,477,809
Net Increase in Net Assets Resulting from Operations	568,469,623	276,979,807
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(13,064,579)	(12,449,026)
Class L	(2,738,206)	(2,379,672)
Institutional Class	(31,990,199)	(29,867,203)
From net investment income	(47,792,984)	(44,695,901)
From net realized gains
Investor Class	(32,164,432)	(23,489,232)
Class L	(7,397,928)	(4,482,277)
Institutional Class	(42,879,323)	(32,739,886)
From net realized gains	(82,441,683)	(60,711,395)
Total Distributions	(130,234,667)	(105,407,296)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	746,074,148	522,263,340
Class L	128,781,267	153,214,552
Institutional Class	185,805,159	227,386,078
Shares issued in reinvestment of distributions
Investor Class	45,229,011	35,938,258
Class L	10,136,134	6,861,949
Institutional Class	74,869,522	62,607,089
Shares issued in connection with fund reorganization
Investor Class	291,360,588	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(967,295,696)	(606,238,293)
Class L	(75,662,158)	(48,005,628)
Institutional Class	(220,761,387)	(203,238,071)
Net Increase in Net Assets Resulting from Capital Share Transactions	218,536,588	150,789,274
Total Increase in Net Assets	656,771,544	322,361,785
NET ASSETS:
Beginning of year	2,596,241,987	2,273,880,202
End of year	$3,253,013,531	$2,596,241,987
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West S&P 500® Index Fund	2017	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	35,755,085	29,098,237
Class L	7,771,027	10,627,258
Institutional Class	17,374,144	24,068,499
Shares issued in reinvestment of distributions
Investor Class	2,042,751	1,912,686
Class L	579,547	456,632
Institutional Class	6,764,757	6,430,516
Shares issued in connection with fund reorganization
Investor Class	13,881,150	N/A
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(46,268,834)	(33,520,565)
Class L	(4,515,973)	(3,293,444)
Institutional Class	(20,280,896)	(20,902,495)
Net Increase	13,102,758	14,877,324
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
12/31/2015	$18.03	0.27	(0.13)	0.14	(0.22)	(0.38)	(0.60)	$17.57	0.75%
12/31/2014	$16.38	0.24	1.89	2.13	(0.27)	(0.21)	(0.48)	$18.03	13.00%
12/31/2013	$12.75	0.22	3.79	4.01	(0.28)	(0.10)	(0.38)	$16.38	31.62%
Class L
12/31/2017	$15.15	0.20	2.94	3.14	(0.16)	(0.42)	(0.58)	$17.71	20.89%
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
12/31/2015	$14.63	0.19	(0.11)	0.08	(0.22)	(0.36)	(0.58)	$14.13	0.50%
12/31/2014	$13.43	0.17	1.54	1.71	(0.30)	(0.21)	(0.51)	$14.63	12.74%
12/31/2013	$10.55	0.15	3.13	3.28	(0.30)	(0.10)	(0.40)	$13.43	31.28%
Institutional Class
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
12/31/2015 (d)	$10.00	0.13	(0.21)	(0.08)	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
12/31/2016	$1,370,743	0.60%	0.60%	1.61%	7%
12/31/2015	$1,309,029	0.60%	0.60%	1.47%	10%
12/31/2014	$2,153,976	0.60%	0.60%	1.42%	5%
12/31/2013	$1,803,943	0.60%	0.60%	1.49%	4%
Class L
12/31/2017	$ 320,349	0.81%	0.81%	1.20%	4%
12/31/2016	$ 215,846	0.85%	0.85%	1.35%	7%
12/31/2015	$ 91,235	0.85%	0.85%	1.27%	10%
12/31/2014	$ 39,654	0.85%	0.85%	1.19%	5%
12/31/2013	$ 11,625	0.85%	0.85%	1.24%	4%
Institutional Class
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
12/31/2016	$1,009,653	0.25%	0.25%	1.95%	7%
12/31/2015 (d)	$ 873,617	0.25% (g)	0.25% (g)	1.97% (g)	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.

Annual Report - December 31, 2017

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 3,242,097,881	$ —	$ —	$ 3,242,097,881
Short Term Investments	2,007,000	27,256,172	—	29,263,172
Total Assets	$ 3,244,104,881	$ 27,256,172	$ 0	$ 3,271,361,053
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (34,406)	$ —	$ —	$ (34,406)
Total Liabilities	$ (34,406)	$ 0	$ 0	$ (34,406)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Ordinary income	$47,792,984	$44,695,901
Long-term capital gain	82,441,683	60,711,395
	$130,234,667	$105,407,296
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Annual Report - December 31, 2017

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$5,907,805	$1,465,323	$(7,373,128)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$164,006
Undistributed long-term capital gains	24,659,199
Capital loss carryforwards	—
Post-October losses	(62,681)
Net unrealized appreciation	1,415,348,741
Tax composition of capital	$1,440,109,265
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(62,681)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
Federal tax cost of investments	$1,855,977,906
Gross unrealized appreciation on investments	1,509,785,937
Gross unrealized depreciation on investments	(94,437,196)
Net unrealized appreciation on investments	$1,415,348,741
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2017

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 240 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2017 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(34,406) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$4,456,497	Net change in unrealized appreciation on futures contracts	$207,212
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective August 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars and 0.11% of the Fund’s average daily net assets over $2 billion dollars. From May 1, 2017 to July 31, 2017, as compensation for its services to Great-West Funds, the Adviser received monthly compensation at the annual rate of 0.23% of the Fund's average net assets up to $1 billion dollars, 0.18% of the Fund's average daily net assets over $1 billion dollars and 0.13% of the Fund's average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to those dates, the Adviser received monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for distribution fees and shareholder services fees. Certain administration and accounting services fees for the Fund were disclosed as Fund administration fees on the Statement of Operations.

Annual Report - December 31, 2017

Effective August 1, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses which exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). From May 1, 2017 to July 31, 2017, such expenses were capped at 0.25% of the Fund's average daily net assets. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Effective May 1, 2017, the Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2017, no fees were available for recoupment.
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Fund is not responsible for payment of the sub-advisory fees, the Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $110,034,995 and $237,356,913, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2017, the Fund had securities on loan valued at $14,888,196 and received collateral as reported on the Statement of Assets and Liabilities of $15,264,397 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2017, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  FUND REORGANIZATION
On July 14, 2017, the Fund (Acquiring Fund) acquired all the net assets of the Great-West Stock Index Fund (Target Fund) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization.

Annual Report - December 31, 2017

Prior to the closing of the reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the reorganization were as follows:
Great-West Stock Index Fund
Cost of investments	$132,912,682
Investments in securities, fair value	270,438,192
Net unrealized appreciation	137,525,510
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Investor Class	11,623,421	$ 291,360,588	$25.07

Acquiring Fund - Prior to the Reorganization
Investor Class	67,344,274	1,413,533,279	20.99
Institutional Class	104,889,607	1,126,620,268	10.74
Class L	16,285,834	271,377,132	16.66

Acquiring Fund - After the Reorganization
Investor Class	81,225,424	1,704,893,867	20.99
Institutional Class	104,889,607	1,126,620,268	10.74
Class L	16,285,834	271,377,132	16.66
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2017. Assuming the reorganization had been completed on January 1, 2017, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2017, are as follows:
Great-West S&P 500® Index Fund
Net investment income	$ 48,500,277
Net realized and unrealized gain	685,736,245
Net increase in net assets resulting from operations	$734,236,522
Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund's Statement of Operations for the Acquiring Fund since the reorganization was consummated.

Annual Report - December 31, 2017

7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $253,368.
A lawsuit has been filed relating to the Fund’s investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of this lawsuit. The lawsuit alleges nomisconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P 500® Index Fund (the "Fund"), one of the funds of Great-West Funds, Inc. as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018